Net Transfers Between Affiliated Plans	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Net Transfers Between Affiliated Plans	Net Transfers Between Affiliated Plans
Along with this Plan, the Company also sponsors the Mohawk Industries Retirement Plan 1. During 2025, due to changes in employment status, net transfers between the plans were $0.6 million.